Note 17 - Current Tax Assets and Liabilities - Summary of Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Current Tax Receivables and Payables [Abstract]
Income tax liabilities	$ 73,352	$ 27,616
V.A.T. liabilities	12,955	9,933
Other taxes	57,179	53,044
Current tax liabilities, current	$ 143,486	$ 90,593